Details of Subsidiaries that have Material Non-Controlling Interests	6 Months Ended
Jun. 30, 2022
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Details of Subsidiaries that have Material Non-Controlling Interests
9.	DETAILS OF SUBSIDIARIES THAT HAVE MATERIAL NON-CONTROLLING INTERESTS
On October 15, 2019, the Company established a joint venture with Bukwang Pharmaceutical Co., Ltd., a leading research and development focused Korean pharmaceutical company, to develop antagonists of the aryl hydrocarbon receptor (AhR). The Company at that time owned a controlling stake 55% of the joint venture entity, which is called Jaguahr Therapeutics Pte. Ltd.
On April 28, 2021
,
the Company’s shareholding was diluted from 55% to 35% resulting in a loss of control
.
 The Company did not consolidate Jaguahr Therapeutics Pte. Ltd. as a subsidiary post dilution.
For the six months ended June 30, 2021, the Company recognized a loss of $268,964 from Jaguahr Therapeutics Pte. Ltd. representing the amount allocated to non-controlling interests prior to the dilution. For the six months ended June 30, 2021, the company recognized a share of losses of $81,880 from Jaguahr Therapeutics Pte. Ltd. after the dilution.

Please refer to Note 10 for details.